Share Capital (Details Textual) $ / shares in Units, $ in Thousands								1 Months Ended										3 Months Ended	12 Months Ended
	Sep. 06, 2019 USD ($)	Jun. 06, 2019	Sep. 10, 2018	Jun. 11, 2018	Nov. 09, 2017	Nov. 08, 2017	Sep. 06, 2017	Oct. 27, 2019 $ / shares shares	Aug. 31, 2019	Aug. 30, 2019	Apr. 30, 2018	Jan. 31, 2018 USD ($) shares	Jan. 18, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 26, 2017 USD ($) shares	Oct. 26, 2017 USD ($) shares	Feb. 12, 2017 USD ($) $ / shares shares	Jun. 30, 2017	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 ₪ / shares shares	Oct. 27, 2019 ₪ / shares shares	Mar. 01, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares shares	Jul. 26, 2018 USD ($) shares	Apr. 16, 2018 $ / shares	Apr. 16, 2018 ₪ / shares	Mar. 07, 2018 $ / shares shares	Mar. 07, 2018 ₪ / shares shares	Mar. 01, 2018 shares	Feb. 12, 2017 ₪ / shares
Statement Line Items [Line Items]
Ordinary shares, par value | ₪ / shares																						₪ 1.5			₪ 1.5
Ordinary shares, shares authorized | shares								30,000,000														30,000,000	30,000,000		15,000,000
Shareholders reverse share split, description		The Company's shareholders approved a reverse share split of the Company's ordinary shares at a ratio of 1-for-50, such that each fifty (50) ordinary shares, par value NIS 0.03 per share, consolidated into one (1) ordinary share, par value NIS 1.50. Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares to each of the Company's ADSs, such that its ratio of ADSs to ordinary shares changed from one (1) ADS representing fifty (50) ordinary shares to a new ratio of one (1) ADS representing one (1) ordinary share. The first date when the Company's ADSs began trading on the Nasdaq Capital Market after implementation of the reverse split and concurrent ratio change was July 15, 2019.																	1-for-50 reverse share split.
Stock plan, description		Every 50 options, or 150 options if granted before the November 2016 reverse split, that were allocated to directors, employees, consultants and officers under the option plan are exercisable into one ordinary share of the Company of NIS 1.50 par value. No change took place in the exercise price of the options; however, for options that were granted between November 2016 to date, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50 and, for options that were granted before the November 2016 reverse split, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 150.
Terms and conditions of the warrants, description		Each 50 warrants that the Company issued are exercisable into one ordinary share of the Company of NIS 1.50 par value. There will be no change in the exercise price of those warrants; however, the total exercise price for one share of NIS 1.50 par value will be the former exercise price for one share of NIS 0.03 par value multiplied by 50.
Stock option, description				The Company issued to Alpha a pre-paid warrant to purchase 21,200 ordinary shares represented by 21,200 ADSs, in connection with services Alpha provided to the Company. The issuance at a fair market value of $137 was accounted as share-based compensation and recognized as an expense within "general, administrative and marketing expenses" in the statements of operations.				The Company also issued an aggregate of 175,039 ADSs to Mr. Sagy, and Meitav Dash and 250,000 ADSs and 20,000 prepaid warrant to purchase up to 20,000 ADSs to Alpha in satisfaction of the price protection undertakings under the Alpha Purchase Agreement, the Meitav Dash Purchase Agreement and the Sagy Purchase Agreement.	The Company entered into an agreement with Ami Sagy and certain U.S. investors for the issuance of shares and warrants in a form of a convertible loan agreements in the total amount of $6,500, as follows: (i) a convertible loan agreement with Ami Sagy, its largest shareholder (the "Sagy Loan Agreement"), pursuant to which Mr. Sagy provided a loan to the Company in an amount of $3,000 in two tranches, and (ii) a convertible loan agreement with certain U.S. investors (the "U.S. Loan Agreement", and, together with the Sagy Loan Agreement, the "Convertible Loan Agreements"), pursuant to which such U.S. investors (the "U.S. Investors") provided a loan to the Company in an amount of $3,500 in one tranche.									Series L warrants were exercised into 201,109 ordinary shares, at an exercise price of NIS 18 (approximately $5.1) for each warrant. The total consideration amounted to $1,024. 29,239 Series L warrants that were not exercised expired on June 14, 2017.
Options to purchase of ordinary shares | shares																	423,040
Capital raise amount																	$ 1,812
Options exercisable | shares																	211,520
Warrant exercise price | $ / shares																	$ 4.80
Description of vesting period																			Expected to be recognized over a weighted average period of 0.94 year.
Employees [Member]
Statement Line Items [Line Items]
Stock option, description																			The incremental fair value of the fully vested options as of October 27, 2019 in the amount of $341 was recognized immediately.
Option exercise price | $ / shares								$ 4.02
Description of vesting period																			The remaining incremental fair value will be recognized over the remaining vesting period and until March 2022.
Expected dividend rate																			0.00%
Risk-free interest rate																			1.60%
Fair value of options granted																			$ 2,074	$ 621	$ 636
Reprice value of share																			$ 635
Options granted | shares								305,342											365
Unrecognized compensation cost																			$ 679
Incremental fair value of options																			$ 478
Directors and Chief Executive Officer [Member]
Statement Line Items [Line Items]
Option exercise price | $ / shares																			$ 4.02
Options granted | shares																			171,287
Non-Employees [Member]
Statement Line Items [Line Items]
Expected dividend rate																			0.00%	0.00%
Expected volatility rate																			62.00%	58.00%
Risk-free interest rate																			2.00%	2.00%
Fair value of options granted																			$ 16	$ 13
Intrinsic value of outstanding options																			521
Intrinsic value of options exercisable																			$ 25
Alpha Purchase Agreement [Member]
Statement Line Items [Line Items]
Stock option, description							(i) at the first closing, which was completed on October 26, 2017, ordinary shares and a Convertible Debenture ("Debenture"), for a purchase price of $2,000 (ii) at the second closing, which was completed on December 31, 2017 and which was subject, among other things, to approval of the private placement by the Company's shareholders, a Debenture for a purchase price of $2,000, and (iii) at the third closing, which was completed on April 30, 2018, which was subject, among other things, to the listing of the Company's ADSs for trading on the NASDAQ and to the receipt of shareholder and option holder approval to adopt the provisions of Chapter E3 of the Israeli Securities Law of 1968 (which allows the Company to report in Israel in accordance with U.S. reporting requirements) ("Dual Reporting Approval"), ordinary shares and/or a Debenture for a purchase price of $1,000, and a warrant (the "Alpha Warrant") to purchase 992,149 ordinary shares represented by 992,149 ADSs exercisable for a period of five years from the date of issuance at an exercise price of approximately $10.15 per ADS (calculated in accordance with the known representative rate of exchange on the date of the notice of exercise).				The Company completed the third closing of the Alpha Purchase Agreement, which resulted in the issuance to Alpha of a pre-paid warrant to purchase 198,430 ordinary shares represented by 198,430 ADSs and the Alpha Warrant to purchase up to 992,149 ordinary shares represented by 992,149 ADSs, at an exercise price of $10.28 per ADS, for gross proceeds of $1,000. In 2018, Alpha converted a pre-paid warrant to purchase 165,000 ordinary shares into 165,000 ordinary shares and in 2019 Alpha converted a pre-paid warrant to purchase 50,000 ordinary shares into 50,000 ordinary shares.			The Debentures were convertible at any time at the option of the holder into ADSs at a conversion price of $4.29 per ADS.							As part of the first and second closings, and included within the ordinary shares and Debentures issued at the first and second closings, the Company issued an aggregate of 21,610 ordinary shares and Debentures convertible into 116,726 ordinary shares in connection with services Alpha provided to the Company. These issuances, having a fair market value of $871, were accounted as share-based compensation. $435 was recognized as an expense within "general, administrative and marketing expenses" in the statements of comprehensive loss in 2017 and 2018, respectively.
Options to purchase of ordinary shares | shares												786,455
Common shares issued | shares																145,600
Principle amount												$ 3,375		$ 2,000		$ 1,375
Gross proceeds														$ 2,000		$ 2,000
Warrant exercise price | $ / shares								$ 4
Alpha Purchase Agreement [Member] | ADS [Member]
Statement Line Items [Line Items]
Options to purchase of ordinary shares | shares												786,455
Meitav Dash Purchase Agreement [Member]
Statement Line Items [Line Items]
Stock option, description						(i) at the first closing, which was completed on December 26, 2017, 190,000 ordinary shares, for a purchase price of $1,083, (ii) at the second closing, which was completed on the same day, 48,000 ordinary shares for a purchase price of $273 provided that Meitav Dash shall not be obligated to buy or hold, immediately following the second closing, 20% or more of the Company's share capital, and (iii) at the third closing, which was completed on March 7, 2018 and which was subject, among other things, to the listing of the Company's ADSs for trading on the Nasdaq and Dual Reporting Approval, for no additional consideration, warrants exercisable into 238,000 ordinary shares.
Common shares issued | shares															238,000														238,000	238,000
Gross proceeds															$ 1,364
Warrant exercise price | (per share)								4																						₪ 11.57
Sagy Purchase Agreement [Member]
Statement Line Items [Line Items]
Stock option, description					(i) at the first closing, which closed on December 26, 2017, 186,000 ordinary shares, for gross proceeds of $1,066, and (ii) at the second closing, which closed on March 7, 2018 and which was subject, among other things, to the listing of the Company's ADSs for trading on the Nasdaq and to Dual Reporting Approval, for no additional consideration, the Company will issue warrants exercisable into 186,000 of its ordinary shares.
Common shares issued | shares															186,000														186,000	186,000
Principle amount															$ 1,066
Warrant exercise price | $ / shares								$ 4																					$ 10.67
Security Purchase Agreements [Member]
Statement Line Items [Line Items]
Stock option, description													(i) Alpha for the purchase of 25,506 ordinary shares for $186; (ii) Ami Sagy for the purchase of 40,920 ordinary shares for $299; and (iii) Docor International BV for the purchase of 20,460 ordinary shares for $149. Closing occurred on January 25, 2018.
Ordinary shares purchase price																										$ 1,245
Common shares issued | shares													86,887													222,500
Total gross consideration													$ 634
One Year Service Agreement [Member]
Statement Line Items [Line Items]
Stock option, description			The Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (12,000 ordinary shares) in 3 tranches of 4,000 ADSs (4,000 ordinary shares) each: (i) following the execution of the agreement, (ii) February 1, 2019, and (iii) June 1, 2019. If the agreement was cancelled prior to the issuance date the share balance would not be owed. The first tranche was completed on December 19, 2018. The second and third tranches were completed on January 10, 2020.
Sagy Loan Agreement [Member]
Statement Line Items [Line Items]
Stock option, description			On the first closing date, which occurred on September 3, 2019, Ami Sagy transferred to the Company the principal amount of $2,000. This amount was invested on account of the issuance in a form of convertible loan and was automatically converted into 500,000 ADSs at a conversion price of $4.00 per ADS on October 27, 2019. On the second closing date, which will occur three business days after the Company shall have executed a license and/or a co-development agreement with its certain strategic business partner with respect to the Company's intellectual property (if such were to occur), the following shall occur: (i) Ami Sagy will transfer to the Company an amount of $1,000 by way of an equity investment, and (ii) the Company will issue to Ami Sagy a warrant to purchase up to 250,000 ADSs representing 250,000 ordinary shares. On the third closing date, which was subject to shareholder approval and occurred on October 27, 2019, the Company issued to Ami Sagy a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares. The consideration of the third closing is included in the principal amount received in the first closing.
U.S. Loan Agreement [Member]
Statement Line Items [Line Items]
Stock option, description	(i) the principal amount invested on account of the issuance in a form of convertible loan, was automatically converted into 875,000 ADSs at a conversion price equal to $4.00 per ADS, and (ii) the Company issued to the U.S. Investors warrants to purchase up to 875,000 ADSs representing 875,000 ordinary shares.
Principle amount	$ 3,500
Convertible Loan Agreement [Member]
Statement Line Items [Line Items]
Terms and conditions of the warrants, description										The warrants issuable under the Convertible Loan Agreements are exercisable at $4 per ADS and have a term of three years from the issuance date.
Series L warrants [Member]
Statement Line Items [Line Items]
Stock option, description																	In addition, under the terms of the broker agreement, the Company issued to the broker 18,828 Series L warrants exercisable into 18,828 ordinary shares at an exercise price of NIS 18 (approximately $4.80) per warrant.
Options to purchase of ordinary shares | shares																	211,520
Series I and Series K Warrants [Member]
Statement Line Items [Line Items]
Warrant exercise price | $ / shares																											$ 5.7
NIS [Member]
Statement Line Items [Line Items]
Ordinary shares, par value | ₪ / shares																							₪ 1.50	₪ 0.03
Warrant exercise price | ₪ / shares																																₪ 18
NIS [Member] | Meitav Dash Purchase Agreement [Member]
Statement Line Items [Line Items]
Warrant exercise price | ₪ / shares																														₪ 40
NIS [Member] | Sagy Purchase Agreement [Member]
Statement Line Items [Line Items]
Warrant exercise price | ₪ / shares																														₪ 40
NIS [Member] | Series I and Series K Warrants [Member]
Statement Line Items [Line Items]
Warrant exercise price | ₪ / shares																												₪ 20
Maximum [Member]
Statement Line Items [Line Items]
Ordinary shares, shares authorized | shares																															1,500,000
Maximum [Member] | Employees [Member]
Statement Line Items [Line Items]
Expected volatility rate																			74.00%
Expected term																			5 years 10 months 25 days
Minimum [Member]
Statement Line Items [Line Items]
Ordinary shares, shares authorized | shares																															500,000
Minimum [Member] | Employees [Member]
Statement Line Items [Line Items]
Expected volatility rate																			49.00%
Expected term																			4 months 24 days